Subsequent Events (Details) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended			1 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended				0 Months Ended	1 Months Ended
	Feb. 06, 2013 Term Loan [Member] New Term Loan [Member]	Feb. 28, 2013 Term Loan [Member] New Term Loan [Member]	Feb. 06, 2013 Term Loan [Member] New Term Loan [Member] LIBOR [Member]	Feb. 06, 2013 Term Loan [Member] New Term Loan [Member] Base Rate [Member]	Feb. 28, 2013 Revolving Credit Facility [Member] Extended Revolving Facility Maturing December 28, 2017 [Member]	Feb. 28, 2013 Revolving Credit Facility [Member] Extended Revolving Facility Maturing December 28, 2017 [Member] LIBOR [Member]	Feb. 28, 2013 Revolving Credit Facility [Member] Extended Revolving Facility Maturing December 28, 2017 [Member] Base Rate [Member]	Feb. 28, 2013 Revolving Credit Facility [Member] Non-Extended Portion of Revolving Facility [Member]	Jan. 31, 2013 Strativa Restructuring [Member] Employee Severance [Member] employee	Jun. 30, 2011 Strativa Restructuring [Member] Employee Severance [Member] employee	Feb. 06, 2013 Subsequent Event [Member] Term Loan [Member] New Term Loan [Member]	Feb. 28, 2013 Subsequent Event [Member] Term Loan [Member] New Term Loan [Member]	Feb. 06, 2013 Subsequent Event [Member] Term Loan [Member] New Term Loan [Member] LIBOR [Member]	Feb. 06, 2013 Subsequent Event [Member] Term Loan [Member] New Term Loan [Member] Base Rate [Member]	Feb. 28, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Extended Revolving Facility Maturing December 28, 2017 [Member]	Feb. 28, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Extended Revolving Facility Maturing December 28, 2017 [Member] LIBOR [Member]	Feb. 28, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Extended Revolving Facility Maturing December 28, 2017 [Member] Base Rate [Member]	Feb. 28, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Non-Extended Portion of Revolving Facility [Member]	Mar. 05, 2013 Subsequent Event [Member] Strativa Marketing of Megace ES [Member]	Jan. 31, 2013 Subsequent Event [Member] Strativa Restructuring [Member] Employee Severance [Member] employee
Subsequent Event [Line Items]
Workforce reduction, number of employees									70	90										70
Reorganization of workforce, number of employees in single sales team									60											60
Litigation settlement																			$ (45,000,000)
Debt, face amount	1,066,000,000										1,066,000,000.0
Debt, variable rate floor			1.00%	2.00%									1.00%
Debt, basis spread on variable rate			3.25%	2.25%		3.25%	2.25%						3.25%	2.25%		3.25%	2.25%
Debt, call option premium percentage	1.00%										1.00%
Payments for debt call option premium		10,500,000										10,500,000
Line of credit, maximum borrowing capacity					$ 127,500,000			$ 22,500,000							$ 127,500,000			$ 22,500,000
Debt, variable rate step-down percentage upon achievement of net leverage level															0.25%